Intangible Assets (Details 1) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₪ 2,937	₪ 3,066	₪ 3,066
Domestic fixed-line communications [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,548	1,548
Cellular telephone [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,163	1,205
Multi-channel television (DBS) [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	33	120
International communications and internet services [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	181	181
others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₪ 12	₪ 12